THE MAINSTAY GROUP OF FUNDS
MainStay Large Cap Growth Fund

Supplement dated July 1, 2010 (“Supplement”) to the
Prospectus for MainStay Equity Funds dated February 26, 2010

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Large Cap Growth Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

Page 48 of the Prospectus under the section entitled “Additional Information Regarding Fee Waivers” and subsection entitled “Voluntary” is hereby amended by adding the following paragraph as the second full paragraph:

Effective July 1, 2010, New York Life Investments has agreed to voluntarily waive a portion of its management fee for MainStay Large Cap Growth Fund so that its management fee does not exceed: 0.720% on assets up to $500 million; 0.700% on assets from $500 to $2 billion; 0.650% on assets from $2 billion to $3 billion; and 0.600% on assets in excess of $3 billion.  This voluntary waiver may be discontinued at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS
MainStay Large Cap Growth Fund

Supplement dated July 1, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and MainStay Funds Trust (the “SAI”) dated February 26, 2010

This Supplement updates certain information contained in the above-dated SAI for the MainStay Large Cap Growth Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

Effective July 1, 2010, footnote 6 on page 80 of the SAI is revised as to read as follows:

0.400% on the average daily net asset value of all Subadvisor-serviced assets in all investment companies managed by the Manager, including the MainStay Large Cap Growth Fund, up to $100 million; 0.350% on such assets from $100 million up to $350 million; 0.300% on such assets from $350 million up to $600 million; 0.250% on such assets from $600 million up to $1 billion; and 0.200% on such assets in excess of $1 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.